Related party transactions - additional information (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of transactions between related parties [line items]
Provision of guarantees or collateral by entity, related party transactions	€ 3,000	€ 3,000
Key management personnel compensation	€ 23,050	18,830	€ 29,861
Sevel S.p.A.
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in joint operation	50.00%
FCA Bank S.p.A.
Disclosure of transactions between related parties [line items]
Provision of guarantees or collateral by entity, related party transactions	€ 19,000
Key employees
Disclosure of transactions between related parties [line items]
Key management personnel compensation	59,000	58,000	81,000
Key management personnel compensation, share-based payment	30,000	28,000	49,000
Short-term employee benefits expense	6,000	7,000	8,000
Post-employment benefit expense, defined benefit plans	€ 7,000	€ 10,000	€ 9,000
Exor N.V. | Largest shareholder
Disclosure of transactions between related parties [line items]
Shareholder ownership percentage	28.66%
Shareholder voting interest ownership	41.74%